Warrants Liability (Narrative) (Details)				1 Months Ended		12 Months Ended
	Aug. 06, 2020 USD ($) shares	Jun. 08, 2020 CAD ($)	Jun. 08, 2020 USD ($)	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019
Warrant [Line Items]
Expected life (years)							5 years
Warrant liability						$ 765,403	$ 1,447,910
Gain on change in fair value						$ 682,507
Exercise Price Of Warrants Liability | $ / shares						$ 4.26	$ 4.26
Share Prices Of Warrants Liability | $ / shares						$ 1.02	$ 1.56
Risk Free Interest Rate Of Warrants Liability						1.22%	0.33%
Annualized volatility						120.00%	117.00%	100.00%
Level 2
Warrant [Line Items]
Exercise price of warrant issue | $ / shares					$ 4.26
Transaction costs allocated to warrants					$ 284,049
Fair value of warrant liability					$ 3,289,069
Share price per share | $ / shares					$ 3.01
Risk free interest rate					0.32%
Annualized volatility					121.00%
Class B share capital
Warrant [Line Items]
Issuance of common stock of direct offering | shares	2,762,430			4,318,179	2,762,430
Issuance of warrants of direct offering | shares	1,381,215			3,454,543	1,381,215
Proceeds from direct offering	$ 9,999,997	$ 10,125,000	$ 7,617,038	$ 9,499,994	$ 9,999,997
Exercise price of warrant issue | $ / shares					$ 4.26
Expected life (years)					5 years
Transaction costs allocated to warrants	284,049
Fair value of warrant liability	$ 3,289,069